PROFIT FROM ASSOCIATES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit from associates [Abstract]
Profit from associates	$ (31,858)	$ 28,008	$ 33,291
EGS (in liquidation) [Member]
Profit from associates [Abstract]
Profit from associates	(80)	4,770	32
TGU [Member]
Profit from associates [Abstract]
Profit from associates	(664)	(68)	438
Link [Member]
Profit from associates [Abstract]
Profit from associates	$ (31,114)	$ 23,306	$ 32,821